TAX MATTERS - INCOME TAX (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Profit/(loss) before tax	$ (88,491)	$ (42,101)	$ (44,475)
Income tax applying the statutory tax rate	23,926	6,694	11,726
Permanent differences	(5,398)	(175)	(78)
Adjustments due to international tax rates	2,800	(1,018)	(4,718)
Tax credits	(4,510)	(4,661)	(4,705)
DTA write-off	(21,277)	(5,619)	(38,443)
Income tax expense	4,459	4,779	36,218
Current tax expense	(19,868)	(22,797)	(20,438)
Deferred tax	15,409	18,018	(15,780)
Income tax expense, excluding tax effect of impairment	$ (4,459)	$ (4,779)	$ (36,218)